Loss per share (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	12,081,923	13,512,168
Represents information of warrant. [Member]
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	8,974,043	10,399,782
Stock Options Member
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	3,107,880	2,712,386
Performance Share [Member]
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	0	400,000